UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment  [ ];    Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    City of London Investment Management Company Limited
Address: 10 Eastcheap, London, England
         United Kingdom, EC3M1LX





13F File Number : 028-06258


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Douglas F. Allison
Title:  Company Secretary
Phone:  011 44 171 711 0771

Signature, Place and Date of Signing:

/s/ Douglas F. Allison, London, England, August 10, 2000
    -------------------------------------------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:       26

Form 13F Information Table Value Total:   223357

List of Other Included Managers:

No.  13F File Number     Name





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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT  OTHER     -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN  -MANAGERS-    SOLE    SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Asia Pacific Fund Inc          Common           044901106     8998   928600 SH       SOLE      928600
Asia Tigers Fund Inc           Common           04516T105    13526  1492490 SH       SOLE     1492490
Argentina Fund                 Common           040112104     5869   577900 SH       SOLE      577900
Brazilian Equity Fund          Common           105884100      862   145900 SH       SOLE      145900
Brazil Fund Inc                Common           105759104    10222   596900 SH       SOLE      596900
Chile Fund Inc                 Common           168834109     5975   614700 SH       SOLE      614700
European Warrant Fund          Common           298792102      251    17100 SH       SOLE       17100
First Philippine Fund          Common           336100102      865   209500 SH       SOLE      209500
Greater China Fund             Common           39167B102     1649   187800 SH       SOLE      187800
Irish Investment Fund, Inc     Common           462710104      285    20500 SH       SOLE       20500
India Fund, Inc.               Common           454089103    30090  2130296 SH       SOLE     2130296
India Growth Fund, Inc.        Common           454090101    11231   973930 SH       SOLE      973930
Jardine Fleming India Fund, In Common           471112102     7608   680063 SH       SOLE      680063
Japan OTC Equity Fund, Inc.    Common           471091108      177    18700 SH       SOLE       18700
Korean Investment Fund, inc    Common           500637103     3072   435100 SH       SOLE      435100
Korea Equity Fund, Inc         Common           50063B104     2781   730000 SH       SOLE      730000
Korea Fund, Inc                Common           500634100    21739  1549500 SH       SOLE     1549500
Mexico Fund, Inc               Common           592835102    37014  2493556 SH       SOLE     2493556
MSDW Africa Investment Fund, I Common           617444104    20236  2549450 SH       SOLE     2549450
MSDW India Investment, Inc.    Common           61745C105    12376  1041786 SH       SOLE     1041786
MSDW Emerging Markets Fund     Common           61744G107      824    54800 SH       SOLE       54800
Pakistan Investment Fund       Common           695844100      214    86700 SH       SOLE       86700
R.O.C. Taiwan Fund Inc.        Common           749651105    15089  1755800 SH       SOLE     1755800
Taiwan Equity Fund, Inc.       Common           874031107      120   323800 SH       SOLE      323800
Templeton Vietnam & Southeast  Common           88022J107     2466   314200 SH       SOLE      314200
Turkish Investment Fund, Inc.  Common           900145103     9818   647600 SH       SOLE      647600

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